Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value	$ .001	$ .001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	8,244,515	5,439,765	4,417,567
Common stock, shares outstanding	12,093,874	5,439,765	4,417,567
Series A Preferred Stock
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Series C Preferred Stock
Preferred stock, shares issued	0	1,000	1,000
Preferred stock, shares outstanding	0	1,000	1,000
Series D Preferred Stock
Preferred stock, shares issued	0	10	10
Preferred stock, shares outstanding	0	10	10
Series E Preferred Stock
Preferred stock, shares issued	7,167,116	6,602,994	0
Preferred stock, shares outstanding	7,167,116	6,602,994	0
Escrow Agent [Member]
Common stock, par value	$ .001	$ .001	$ 0.001
Common stock, shares issued	0	534,203	1,913,890